March 11, 2014

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re: Symetra Separate Account SL (811-04909)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Separate Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2013 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds:

Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.: 811-07452
CIK No.: 0000896435
Accession No.: 0001193125-14-075582
Date of Filing: 2014-02-28

Filer/Entity: ALPS Variable Investment Trust
Registration No.: 811-21987
CIK No.: 0001382990
Accession No.: 0001193125-14-079564
Date of Filing: 2014-03-03

Filer/Entity: American Century Variable Portfolios Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Accession No.: 0001437749-14-002825
Date of Filing: 2014-02-26

Filer/Entity: American Century Variable Portfolios II Inc.
Registration No.: 811-10155
CIK No.: 0001124155
Accession No.: 0001437749-14-002818
Date of Filing: 2014-02-26

Filer/Entity: Calvert Variable Products, Inc.
Registration No.: 811-04000
CIK No.: 0000743773
Accession No.: 0000743773-14-000004
Date of Filing: 2014-03-07

Filer/Entity: Calvert Variable Series Inc.
Registration No.: 811-03591
CIK No.: 0000708950
Accession No.: 0000708950-14-000002
Date of Filing: 2014-03-07

Filer/Entity: Dreyfus Investment Portfolios
Registration No.: 811-08673
CIK No.: 0001056707
Accession No.: 0001056707-14-000001
Date of Filing: 2014-02-14

Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc.
Registration No.: 811-07044
CIK No.: 0000890064
Accession No.: 0000890064-14-000001
Date of Filing: 2014-02-14

Filer/Entity: Dreyfus Stock Index Fund Inc.
Registration No.: 811-05719
CIK No.: 0000846800
Accession No.: 0000846800-14-000001
Date of Filing: 2014-02-14

Filer/Entity: Dreyfus Variable Investment Fund
Registration No.: 811-05125
CIK No.: 0000813383
Accession No.: 0000813383-14-000001
Date of Filing: 2014-02-14

Filer/Entity: DWS Variable Series I
Registration No.: 811-04257
CIK No.: 0000764797
Accession No.: 0000088053-14-000202
Date of Filing: 2014-02-26

Filer/Entity: DWS Variable Series II
Registration No.: 811-05002
CIK No.: 0000810573
Accession No.: 0000088053-14-000204
Date of Filing: 2014-02-26

Filer/Entity: Federated Insurance Series
Registration No.: 811-08042
CIK No.: 0000912577
Accession No.: 0001318148-14-000334
Date of Filing: 2014-02-25

Filer/Entity: Franklin Templeton Variable Insurance
Products Trust
Registration No.: 811-05583
CIK No.: 0000837274
Accession No.:     0001193125-14-084629
0001193125-14-084626
Date of Filings: 2014-03-05

Filer/Entity: ING Investors Trust
Registration No.: 811-05629
CIK No.: 0000837276
Accession No.: 0001193125-14-086721
Date of Filing: 2014-03-06

Filer/Entity: JPMorgan Insurance Trust
Registration No.: 811-07874
CIK No.: 0000909221
Accession No.: 0001193125-14-081961
Date of Filing: 2014-03-04

Filer/Entity: Neuberger Berman Advisers Management Trust
Registration No: 811-04255
CIK No.: 0000736913
Accession No.: 0000898432-14-000292
Date of Filing: 2014-02-24

Filer/Entity: Pioneer Variable Contracts Trust /MA/
Registration No.: 811-08786
CIK No.: 0000930709
Accession No.: 0000908996-14-000011
Date of Filing: 2014-02-27

Filer/Entity: PIMCO Variable Insurance Trust
Registration No.: 811-08399
CIK No.: 0001047304
Accession No.: 0001193125-14-077135
Date of Filing: 2014-02-28

Filer/Entity: Vanguard Variable Insurance Funds
Registration No.: 811-05962
CIK No.: 0000857490
Accession No.: 0000932471-14-004935
Date of Filing: 2014-02-28

Filer/Entity: Variable Insurance Products Fund
Registration No.: 811-03329
CIK No.: 0000356494
Accession No.: 0000356494-14-000005
Date of Filing: 2014-02-21

Filer/Entity: Variable Insurance Products Fund II
Registration No.: 811-05511
CIK No.: 0000831016
Accession No.:0000831016-14-000008
Date of Filing: 2014-02-21

Filer/Entity: Variable Insurance Products III
Registration No.: 811-07205
CIK No.: 0000927384
Accession No.: 0000927384-14-000010
Date of Filing: 2014-02-21

Filer/Entity: Variable Insurance Products Fund V
Registration No.: 811-05361
CIK No.: 0000823535
Accession No.: 0000035341-14-000006
Date of Filing: 2014-02-26

Filer Entity: Wanger Advisors Trust
Registration No.: 811-08748
CIK No.: 0000929521
Accession No.: 0001104659-14-015335
Date of Filing: 2014-03-03

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

/s/Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate
General Counsel

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance
Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance
Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services.
We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to
4:30 p.m. PT or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company

RE: Have you changed your email address?

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents available for viewing, but each time the email has been returned as undeliverable. The documents are for the portfolios available in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance
Company ("Symetra Life") or by First Symetra National Life Insurance Company of
New York ("First Symetra").

This is a concern for us because the Securities and Exchange Commission (SEC)
requires that we notify you when a new regulatory document is available for viewing. If you wish to continue receiving these notifications by email, please log in to your account and update your email address immediately. You can view these regulatory documents at www.symetra.com.(Customers with a variable annuity issued by First Symetra can view regulatory documents at www.symetra.
com/newyork.)

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to
4:30 p.m. PT or your registered representative.

/s/Thomas M. Marra

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.